Accounting policies and method of measurement (Policies)	12 Months Ended
Dec. 31, 2021
Foreign currency transactions

a) Foreign currency transactions

The financial statements are presented in Brazilian Reais, the functional and reporting currency of Banco Santander and its subsidiaries.

The assets and liabilities and foreign subsidiary are converted to Real as follows:

- Assets and liabilities are translated at the exchange rate at the balance sheets date.

- Revenues and expenses are translated at the monthly average exchange rates.

- Gain and losses on translation of net investment are recorded in the statement of comprehensive income, in “exchange rate of investees located abroad”.

Basis of consolidation

b) Basis of consolidation

i. Subsidiaries

“Subsidiaries” are defined as entities over which the Bank has control. Control is based on whether the Bank has: i) power over the investee; ii) exposure, or rights, to variable returns from its involvement with the investee; and iii) the ability to use its power over the investee to affect the amount of the returns, as set forth in the law, the Bylaws or agreement.

Consolidation of a subsidiary begins when the Bank obtains control over the subsidiary and ceases when the Bank loses control of the subsidiary. Specifically, income and expense of a subsidiary acquired or disposed during the year are included in the consolidated income statement and other comprehensive income from the date the Bank gains controls until the date when the Bank ceases to control the subsidiary.

Profit or loss and each component of Other Comprehensive Income are attributed to the owners of the Bank and to the non-controlling interests even if the effect is attributed to non-controlling interests. Total comprehensive income of subsidiaries is attributed to the owners of the Bank and to the non-controlling interest even if this generates a negative balance for non-controlling interests. All transactions, balances, income and expenses between the companies of the Santander Group are eliminated in the consolidated financial statements.

Changes in the Santander Group’s interest in a subsidiary that do not result in loss of control are registered as equity transactions. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to owners of the Company.

When the Bank loses control of a controlled delivery, or the loss is recognized in the income statement and is the difference between: (i) the sum of the fair value of the deliveries received and the fair value of the residual interest; and (ii) the prior balance of assets (including goodwill) and liabilities of the subsidiary and non-equity interests, if any. All amounts previously recognized “Other Comprehensive Income” related to are accounted for as if the Bank had directly disposed of the corresponding assets or liabilities of the subsidiary (i.e., reclassified to income or transferred to another equity account, as mandatory or mandatory authorized by IFRS). The fair value of an investment held on the former date of loss of control is considered as the fair value on initial recognition for subsequent accounting under IFRS 9 Financial Instruments or, when applicable, recognition on initial recognition of an investment in an associate or joint venture.

ii. Interests in joint ventures (jointly controlled entities) and associates

Joint ventures mean interests in entities that are not subsidiaries but which are jointly controlled by two or more unrelated entities. This is evidenced by contractual arrangements whereby two or more entities (“ventures”) acquire interests in entities (jointly controlled entities) so that strategic financial and operating decisions affecting the joint venture require the unanimous consent of the ventures.

Associates are entities over which the Bank is in a position to exercise significant influence (significant influence is the power to participate in the financial and operating decisions of the investee) but it does not control or has joint control over the investee.

In the consolidated financial statements, interest in joint ventures and investments in associates are registered using the equity method, i.e. at the Bank’s share of net assets of the investee, after taking into consideration the dividends received from capital reductions and other related transactions. Relevant information regarding companies registered under the equity method by the Bank is provided in note 11.

iii. Business combinations, acquisitions and disposals

A business combination is the combination of two or more separate entities or economic units into one single entity or group of entities and is registered in accordance with IFRS 3 - “Business Combinations”.

Business combinations are carried out so that the Bank obtains control over an entity and are recognized for accounting purposes as follow:

• The Bank measures the cost of the business combination, defined as the fair value of the assets offered, the liabilities incurred and the equity instruments issued, if any.

• The fair values of the assets, liabilities and contingent liabilities of the acquired entity or business, including any intangible assets which might not have been recognized by the acquiree, are estimated at the acquisition date and recognized in the consolidated financial statement.

• The excess of the acquisition cost over the fair value of the identifiable net assets acquired are recognized as goodwill (note 13). The excess of fair value of the identifiable net assets over the acquisition cost is an advantageous purchase gain and it is recorded as income on the date of the acquisition.

The note 3 includes a description of the most significant transaction carried out in 2021, 2020 and 2019.

iv. Investment Funds

These include investment funds in which the Santander Group companies hold a substantial interest or the entirety of the interests and are therefore exposed to, or have rights, to variable returns and have the ability to affect those returns through power over the fund, in accordance with IFRS 10 - Consolidated Financial Statements and are therefore, consolidated in these financial statements.

Definitions and classification of financial instruments

c) Definitions and classification of financial instruments

i. Definitions

“Financial instrument” is any contract that gives rise to a financial asset of one entity and, simultaneously, to a financial liability or financial interest of another entity.

“Equity instrument” is any agreement that evidences a residual interest in the asset of the issuing entity after deducting all of its liabilities.

“Financial derivative” is a financial instrument whose value changes in response to the change in an observable market variable (such as an interest rate, foreign exchange rate, financial instrument price, market index or credit rating), whose initial investment is zero or very small compared with other financial instruments with a similar response to changes in market factors, and which is settled at a future date.

“Hybrid financial instruments” are contracts that simultaneously include a non-derivative host contract together with a derivative, known as an embedded derivative, that is not separately transferable and has the effect to make part of the cash flow of the hybrid contract vary similar to a stand-alone derivative.

The following transactions are not treated for accounting purposes as financial instruments:

• Investments in subsidiaries, jointly controlled entities and associates (note 3&11).

• Rights and obligations under employee benefit plans (note 21).

ii. Classification of financial assets for measurement purposes

Financial assets are initially classified into the various categories used for management and measurement purposes, unless they have to be presented as Assets held for sale or they relate to Cash, cash balances at Central Banks and other deposits on demand, Changes in the fair value of hedged items in portfolio hedges of interest rate risk (asset side), Hedging derivatives and Investments, which are reported separately.

Financial assets are included for measurement purposes in one of the following categories:

• Financial Assets Measured at Fair Value Through Profit or Loss Held for Trading: this category includes the financial assets acquired to generate short-term profit resulting from the fluctuation of its prices and financial derivatives not classified as hedging instruments, whose primary intention of the Bank is to trade them frequently.

• Financial Assets Measured at Fair Value Through Profit or Loss: this category includes the financial assets that did not meet the pre-established criteria when evaluating the SPPI Test (Solely Payment of Principal and Interest).

• Non-Trading Financial Assets Mandatorily Measured at Fair Value Through Profit or Loss: this category includes the financial assets that at the time of initial designation was made the fair value option.

• Financial Assets Measured at Fair Value Through Profit or Loss: are stated at fair value. This category does not include debt instruments classified as “Held-to-maturity investments” or “Financial assets at fair value through profit or loss”, and equity instruments issued by entities other than subsidiaries, associates and jointly controlled entities, provided that such instruments have not been classified as “Financial assets held for trading” or as “Other financial assets at fair value through profit or loss”.

Results arising from changes in fair value are recognized in the item adjustment to market value in equity, with the exception of impairment losses, which are recognized in profit or loss. When the investment is disposed of or has evidence of a decline in fair value due to non-recovery, the result previously accumulated in the account of adjustments to fair value in equity is reclassified to income.

• Financial Assets Measured at Amortized Cost: this category includes financing granted to third parties, based on their nature, irrespective of the type of borrower and the form of financing, including finance lease transactions in which the consolidated entities act as lessors. The consolidated entities generally intend to hold the loans and credits granted by them until their final maturity and, therefore, they are presented in the consolidated balance sheets at their amortized cost (which includes the required adjustments to reflect estimated impairment losses).

iii. Classification of financial assets for presentation purposes

Financial assets are classified by nature into the following headings in the consolidated financial statements:

• Cash and balances with the Bacen: cash balances and balances receivable on demand relating to deposits with Bacen and credit institutions.

• Financial Assets Measured At Amortized Cost: includes the debit balances of all credit and loans granted by the Bank, other than those represented by securities, as well as finance lease receivables and other debit balances of a financial nature in favor of the Bank, such as checks drawn on credit institutions, balances receivable from clearing houses and settlement agencies for transactions on the stock exchange and organized markets, bonds given in cash, capital calls, fees and commissions receivable for financial guarantees and debit balances arising from transactions not originating in banking transactions and services, such as the collection of rentals and similar items.

• Loans and other amounts with credit institutions: credit of any nature in the name of financial institutions.

• Loans and advances to clients: includes debit balances of all the remaining credit and loans granted by the Bank, including money market operations through centralized counterparties.

• Debt instruments: bonds and other securities that represent a debt for their issuer, that generate an interest return, and that are in the form of certificates or book entries.

• Equity instruments: Financial instruments issued by other entities, such as shares, which have the nature of equity instruments for the issuer, other than investments in subsidiaries, joint ventures or associates. Investment fund units are included in this item.

• Trading derivatives: includes the fair value in favor of the Bank of derivatives which do not form part of hedge accounting.

• Hedging derivatives: includes the fair value in favor of the Bank of derivatives designated as hedging instruments in hedge accounting.

• Investments in associates and jointly controlled companies: includes the investments made in the share capital of associates and jointly controlled companies.

iv. Classification of financial liabilities for measurement purposes

Financial liabilities are classified for measurement purposes into one of the following categories:

• Other Financial Assets At Fair Value Through Profit Or Loss: this category includes financial liabilities incurred for the purpose of generating a profit in the near term from fluctuations in their prices, financial derivatives not designated as hedging instruments, and financial liabilities arising from the outright sale of financial assets acquired under reverse repurchase agreements ("reverse repos") or borrowed (short positions).

• Other Financial Assets At Fair Value Through Profit Or Loss: financial liabilities are included in this category when they provide more relevant information, either because this eliminates or significantly reduces recognition or measurement inconsistencies (accounting mismatches) that would otherwise arise from measuring assets or liabilities or recognizing the gains or losses on them on different bases, or because a group of financial liabilities or financial assets and liabilities is managed and its performance is evaluated on a fair value basis, in accordance with a documented risk management or investment strategy, and information about the group is provided on that basis to the Group's key management personnel.

• Financial liabilities at amortized cost: financial liabilities, irrespective of their instrumentation and maturity, not included in any of the above-mentioned categories which arise from the ordinary borrowing activities carried on by financial institutions.

v. Classification of financial liabilities for presentation purposes

Financial liabilities are classified by nature into the following items in the consolidated financial statements:

• Deposits from Bacen: deposits of any nature received from Bacen.

• Deposits from credit institutions: deposits of any nature, including credit received and money market operations in the name of credit institutions.

• Client deposits: includes deposits of any nature such as demand deposits, saving deposits and time deposits including money market operation received from client.

• Marketable debt securities: includes the amount of bonds and other debt represented by marketable securities, other than subordinated liabilities.

• Trading derivatives: includes the fair value, with a negative balance for the Bank, of derivatives which do not form part of hedge accounting.

• Short positions: includes the amount of financial liabilities arising from the outright sale of financial assets purchased under reverse repurchase agreements or borrowed.

• Subordinated liabilities: amount of financing received which, for the purposes of payment priority, ranks behind ordinary debt. This category also includes the financial instruments issued by the Bank which, although equity for legal purposes, do not meet the requirements for classification as equity.

• Other financial liabilities: includes the amount of payment obligations having the nature of financial liabilities not included in other items, and liabilities under financial guarantee contracts, unless they have been classified as non-performing.

• Hedging derivatives: includes the fair value of the Bank's liability in respect of derivatives, including embedded derivatives separated from hybrid financial instruments, designated as hedging instruments in hedge accounting.

•Equity instruments: financial instruments issued by other entities, such as shares, with the nature of equity instruments for the issuer, except investments in subsidiaries, jointly controlled entities or associates.

Funding, debt notes issued and other liabilities

d) Funding, debt notes issued and other liabilities

Funding debt rates and other liabilities Instruments are recognized initially at fair value, considered primarily as the transaction price. They are subsequently measured at amortized cost and its expenses are recognized as a financial cost.

Among the liabilities initial recognition methods, it is important to emphasize those compound financial instruments which are classified as such due to the fact that the instruments contain both, a debt instrument (liability) and an embedded equity component (derivative).

The recognition of a compound instrument consists of a combination of (i) a main instrument, which is recognized as an entity’s genuine liability (debt) and (ii) an equity component (derivative convertible into ordinary share).

The issue of "Notes" must be registered in specific heading liabilities and updated according to the agreed rates and adjusted by the effect of exchange rate variations, when denominated in foreign currency. All remuneration related to these instruments, such as interest and Exchange variation (difference between the functional currency and the currency in which the instrument was named) shall be recognized as expenses for the period, according to the accrual basis.

The relevant details of these issued instruments are described in explanatory note 19.

Measurement of financial assets and liabilities and recognition of fair value changes

e) Measurement of financial assets and liabilities and recognition of fair value changes

In general, financial assets and liabilities are initially recognized at fair value which, in the absence of evidence to the contrary, is deemed to be the transaction price. Financial instruments not measured at fair value through profit or loss, are adjusted by the transaction costs. Financial assets and liabilities are subsequently measured at each period-end as follows:

i. Measurement of financial assets

Financial assets are measured at fair value, without deduction of estimated costs of transaction that may be incurred on their disposal, except for loans and receivables, held-to-maturity investments, equity instruments whose fair value cannot be determined in a sufficiently objective manner and financial derivatives that have as equity instruments subject and are settled by delivery of those instruments.

The fair value of a financial instrument on a given date is taken to be the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The most objective and common reference for the fair value of a financial instrument is the price that would be paid for it on an active, transparent and deep market (quoted price or market price).

If there is no market price for a given financial instrument, its fair value is estimated on the basis of valuation techniques commonly used by the international financial community, according to the specific features of the instrument to be measured and, particularly, the various types of risk associated with it.

All derivatives are recognized in the balance sheets at fair value from the trade date. If the fair value is positive, they are recognized as assets and if the fair value is negative, they are recognized as liabilities. The changes in the fair value of derivatives from the trade date are recognized in “Gains (losses) on financial assets and liabilities” in the consolidated income statement. Specifically, the fair value of standard financial derivatives included in the portfolios of financial assets or liabilities held for trading is deemed to be their daily quoted price and if, for exceptional reasons, the quoted price cannot be determined on a given date, these financial derivatives are measured using methods similar to those used to measure over the counter “OTC” derivatives.

The fair value of OTC derivatives is taken to be the sum of the future cash flows arising from the instrument, discounted to present value at the date of measurement (“present value” or “theoretical close”) using valuation techniques commonly used by the financial markets: “net present value” (NPV), option pricing models and other methods.

“Financial Assets Measured At Amortized Cost” and “Held-to-maturity investments” are measured at amortized cost using the effective interest method. “Amortized cost” is the acquisition cost of a financial asset or liability plus or minus, as appropriate, the principal repayments and the cumulative amortization (taken to the income statement) between the difference of the initial cost and the maturity amount. In the case of financial assets, amortized cost furthermore includes any reductions for impairment or uncollectibility. In the case of loans and receivables hedged in fair value hedges, the changes in the fair value of these assets related to the risk or risks being hedged are recognized.

The “effective interest rate” is the discount rate that exactly matches the initial amount of a financial instrument to all its estimated cash flows of all kinds over its remaining life. For fixed rate financial instruments, the effective interest rate coincides with the contractual interest rate established on the acquisition date plus, where applicable, the fees and transaction costs that, because of their nature, form part of their financial return. In the case of floating rate financial instruments, the effective interest rate coincides with the rate of return prevailing in all connections until the next benchmark interest reset date.

Equity instruments whose fair value cannot be determined in a sufficiently objective manner are measured at acquisition cost adjusted, where appropriate, by any related impairment loss.

The amounts at which the financial assets are recognized represent, in all material respects, the Bank’s maximum exposure to credit risk at each reporting date. Also, the Bank has received collateral and other credit enhancements to mitigate its exposure to credit risk, which consist mainly of mortgage guarantees, cash collateral, equity instruments and personal security, assets leased out under leasing and renting agreements, assets acquired under repurchase agreements and securities loans and derivatives.

ii. Measurement of financial liabilities

In general, financial liabilities are measured at amortized cost, as defined above, except for those included under “Financial Assets Measured at Fair Value Through Profit or Loss” and “Other financial liabilities at fair value through profit or loss” and financial liabilities designated as hedge items (or hedging instruments) in fair value hedges, which are measured at fair value.

iii. Recognition of fair value changes

As a general rule, changes in the carrying amount of financial assets and liabilities are recognized in the consolidated income statement, distinguishing between those arising from the accrual of interest and similar items -which are recognized under “Interest and similar income” or “Interest expense and similar charges”, as appropriate - and those arising for other reasons, which are recognized at their net amount in the heading “Gains (losses) on financial assets and liabilities (net)”.

Adjustments due to changes in fair value arising from Available-for-sale financial assets are recognized temporarily in equity in then heading “Other Comprehensive Income”. Items charged or credited to this account remain in the Bank’s consolidated equity until the related assets are written-off, whereupon they are charged to the consolidated income statement.

iv. Hedging transactions

The consolidated entities use financial derivatives for the following purposes: i) to provide these instruments to clients who request them in the management of their market and credit risks; ii) to use these derivatives in the management of the risks of the Bank entities' own positions and assets and liabilities (“hedging derivatives”); and iii) to obtain gains from changes in the prices of these derivatives (“financial derivatives”).

Financial derivatives that do not qualify for hedge accounting are treated for accounting purposes as trading derivatives.

A derivative qualifies for hedge accounting if all the following conditions are met:

1. The derivative hedges one of the following three types of exposure:

a. Changes in the fair value of assets and liabilities due to fluctuations, among other, in the interest rate and/or exchange rate to which the position or balance to be hedged is subject (“fair value hedge”);

b. Changes in the estimated cash flows arising from financial assets and liabilities, commitments and highly probable forecast transactions (“cash flow hedge”);

c. The net investment in a foreign operation (hedge of a net investment in a foreign operation).

2. It is effective in offsetting exposure inherent in the hedged item or position throughout the expected term of the hedge, which means that:

a. At the date of arrangement the hedge is expected, under normal conditions, to be highly effective (prospective effectiveness).

b. There is sufficient evidence that the hedge was actually effective during the whole life of the hedged item or position (retrospective effectiveness).

3. There must be adequate documentation evidencing the specific designation of the financial derivative to hedge certain balances or transactions and how this effective hedge was expected to be achieved and measured, provided that this is consistent with the Bank’s management of own risks.

The changes in value of financial instruments qualifying for hedge accounting are recognized as follows:

a. In fair value hedges, the gains or losses arising on both the hedging instruments and the hedged items (attributable to the type of risk being hedged) are recognized directly in the consolidated income statement.

b. In cash flow hedges, the effective portion of the change in value of the hedging instrument is recognized temporarily in equity under “Other comprehensive Income - Cash flow hedges” until the forecast transactions occur, when it is recognized in the consolidated income statement, unless, if the forecast transactions result in the recognition of non-financial assets or liabilities, it is included in the cost of the non-financial asset or liability. The ineffective portion of the change in value of hedging derivatives is recognized directly in the consolidated income statement.

c. The ineffective portion of the gains and losses on the hedging instruments of cash flow hedges and hedges of a net investment in a foreign operation are recognized directly under “Gains (losses) on financial assets and liabilities (net)” in the consolidated income statement.

If a derivative designated as a hedge instrument no longer meets the requirements described above due to expiration, ineffectiveness or for any other reason, the derivative is classified as a derivative measured at fair value through profit or loss.

When fair value hedge accounting is discontinued (expired, sold our no longer meet hedge accounting criteria) the adjustments previously recognized on the hedged item are transferred to profit or loss at the effective interest rate re-calculated at the date of hedge discontinuation. The adjustments must be fully amortized at maturity.

When cash flow hedges are discontinued, any cumulative gain or loss on the hedging instrument recognized in equity in the heading "Other comprehensive Income” (from the period when the hedge was effective) remains recognized in equity until the forecast transaction occurs at which time it is recognized in profit or loss, unless the transaction is no longer expected to occur, in which case any cumulative gain or loss is recognized immediately in profit or loss.

For the accounting and disclosure of the hedge accounting structures as of December 31, 2019, the bank used the faculty of IFRS 9, to maintain the practices determined by IAS 39.

Settlement of financial assets and liabilities

f) Settlement of financial assets and liabilities

Write-off of Financial Assets

The Bank derecognizes a financial asset when the contractual rights to the cash flows from the asset expire or when it transfers the rights to receive the contractual cash flows in a transaction in which essentially all the risks and rewards of ownership of the financial asset are transferred or in which the Bank does not transfer or retain substantially all the risks and rewards of ownership of the financial asset and does not control the financial asset.

On derecognition of a financial asset, the difference between the carrying amount of the asset (or carrying amount allocated to the portion of the asset derecognized) and the sum of (i) the consideration received (including any new asset obtained, less any new liability assumed) and (ii) any accumulated gains or losses recognized in “Other Comprehensive Income” are recorded in income.

As of the IFRS opening date, mentioned above, any accumulated gains/losses recognized in “Other Comprehensive Income” in relation to equity instruments designated at fair value through Other Comprehensive Income are not recorded in income upon derecognition of these securities.

The Bank carries out operations in which it transfers the assets recognized in its balance sheet, but retains all or substantially all the risks and benefits of the transferred assets or part of them. In these cases, the transferred assets are not written off. Examples of these operations include assignments of loan portfolios with recourse. In transactions in which the Bank does not retain or transfer substantially all the risks and rewards of ownership of a financial asset and controls the asset, the Bank continues to recognize the asset to the extent of its continuing involvement, determined by the extent to which it is exposed to changes in the value of the transferred asset.

Write-off of Financial Assets by Assignment of Credit

The accounting treatment of transfers of financial assets depends on the extent to which the risks and rewards associated with the transferred assets are transferred to third parties:

1. If the Bank transfers substantially all the risks and rewards to third parties-unconditional sale of financial assets, sale of financial assets under an agreement to repurchase them at their fair value at the date of repurchase, sale of financial assets with a purchased call option or written put option that is deeply out of the money, securitization of assets in which the transferor does not retain a subordinated debt or grant any credit enhancement to the new holders, and other similar cases, the transferred financial asset is derecognized and any rights or obligations retained or created in the transfer are recognized simultaneously.

2. If the Bank retains substantially all the risks and rewards associated with the transferred financial asset -sale of financial assets under an agreement to repurchase them at a fixed price or at the sale price plus interest, a securities lending agreement in which the borrower undertakes to return the same or similar assets, and other similar cases, the transferred financial asset is not derecognized and continues to be measured by the same criteria as those used before the transfer. However, the following items are recognized:

a. An associated financial liability, for an amount equal to the consideration received; this liability is subsequently measured at amortized cost.

b. The income from the transferred financial asset not derecognized and any expense incurred on the new financial liability.

3. If the Bank neither transfers or retains substantially all the risks and rewards associated with the transferred financial asset - sale of financial assets with a purchased call option or written put option that is not deeply in or out of the money, securitization of assets in which the transferor retains a subordinated debt or other type of credit enhancement for a portion of the transferred asset, and other similar cases, the following distinction is made:

a. If the transferor does not retain control of the transferred financial asset, the asset is derecognized and any rights or obligations retained or created in the transfer are recognized.

b. If the transferor retains control, it continues to recognize the transferred financial asset for an amount equal to its exposure to changes in value and recognizes a financial liability associated with the transferred financial asset. The net carrying amount of the transferred asset and the associated liability is the amortized cost of the rights and obligations retained, if the transferred asset is measured at amortized cost, or the fair value of the rights and obligations retained, if the transferred asset is measured at fair value.

Write-off of Financial Liabilities

The Bank writes off a financial liability when its contractual obligations are extinguished, canceled or when they expire.

Offsetting of financial instruments

g) Offsetting of financial instruments

Financial asset and liability balances are offset (i.e. reported in the consolidated balance sheets at their net amount) only if the Bank and their subsidiaries currently have a legally enforceable right to set off the recognized amounts and intend either to settle on a net basis, or to realize the asset and settle the liability simultaneously, as provided for in IFRS 7 / IAS 32, additionally the Bank has an agreement for the clearing and settlement of obligations under the National Financial System (SFN), signed with individuals and legal entities, whether or not members of the SFN, resulting in higher financial settlement guarantee, with the parties that have this modality of agreement. These agreements establish that payment obligations to Banco Santander arising from credit and derivative operations, in the event of default by the counterparty, will be offset against Banco Santander's payment obligations with the counterparty.

The following table provides details of financial assets and liabilities subject to offsetting at December 31, 2021, 2020 and 2019:

Thousand of reais			2021
Assets:	Financial assets, gross	Financial assets offset in the balance sheet, gross	Financial assets offset in the balance sheet, net
Derivatives	21,575,848	(435,925)	21,139,923

Liabilities:	Financial liabilities, gross	Financial liabilities offset in the balance sheet, gross	Financial liabilities offset in the balance sheet, net
Derivatives	25,054,906	(435,925)	24,618,981

Thousand of reais			2020
Assets:	Financial assets, gross	Financial assets offset in the balance sheet, gross	Financial assets offset in the balance sheet, net
Derivatives	26,808,181	(560,666)	26,247,515

	Financial liabilities, gross	Financial liabilities offset in the balance sheet, gross	Financial liabilities offset in the balance sheet, net
Liabilities:
Derivatives	29,917,498	(560,666)	29,356,832

Thousand of reais			2019
Assets:	Financial assets, gross	Financial assets offset in the balance sheet, gross	Financial assets offset in the balance sheet, net
Derivatives	19,279,829	(458,929)	18,820,900

Liabilities:	Financial liabilities, gross	Financial liabilities offset in the balance sheet, gross	Financial liabilities offset in the balance sheet, net
Derivatives	21,264,072	(458,929)	20,805,143

Impairment of financial assets

h) Impairment of financial assets

i. Definition

A financial asset is considered impaired when there is objective evidence that events have occurred which:

• Give rise to an adverse impact on the future cash flows that were estimated at the transaction date, in the case of debt instruments (loans and debt securities);

• In the case of equity instruments, mean that their carrying amount may not be fully recovered.

• Arising from the violation of terms of loans, and

• During the Bankruptcy process.

As a general rule, the adjustment of the value of the impaired financial instruments is recognized in the consolidated income statement for the period in which the impairment becomes evident, and the reversal, if any, of previously recognized impairment loss is recognized in the consolidated income statement for the period in which the impairment is reversed or reduced.

ii. Debt instruments carried at amortized cost

The amount of an impairment loss incurred for determination of the recoverable amount on a debt instrument measured at amortized cost is equal to the difference between its carrying amount and the present value of its estimated future cash flows (excluding future credit losses that have not been incurred) discounted the original effective interest rate of the financial asset (or the effective interest rate computed at initial recognition), and is presented as a reduction of the asset balance and recorded in income statements.

In estimating the future cash flows of debt instruments the following factors are considered:

• All the amounts that are expected to be obtained over the remaining life of the instrument, in this case, the provided guarantees. The impairment loss considers the likelihood of collecting accrued interest receivable.

• The various types of risk to which each instrument is subject; and

• The circumstances in which collections will foreseeably be made.

These cash flows are subsequently discounted using the instrument's effective interest rate.

Specifically, in regards to recoverable amount losses resulting from materialization of the insolvency risk of the obligors (credit risk), a debt instrument is impaired due to insolvency when there is evidence of a deterioration of the obligor's ability to pay, either because it is in arrears or for other reasons.

The Bank has certain policies, methods and procedures for covering its credit risk arising from insolvency allocable to counterparties.

These policies, methods and procedures are applied in the granting, in the examination and to document debt instruments, and contingent liabilities and commitments, the identification of their recoverable amount and the calculation of the amounts necessary to cover the related credit risk.

The procedures applied in the identification, measurement, control and reduction of the exposure to credit risk, are based on an individual basis or grouped by similarity.

• Clients with individual management: Wholesale clients, financial institutions and certain companies. Risk management is performed through an analysis complemented by tools to support the decision-making based in internal risk assessment.

• Clients with standardized management: individuals and companies not classified as individual clients. Risk management models based on automated decision-making and risk assessment procedure, complemented, when the model is not comprehensive or accurate enough, by teams of analysts specialized in this type of risk. The credits related to clients standardized, are usually considered not recoverable when they have historical loss experience and delay greater than 90 days.

Regarding the provision for impairment losses from credit risk, the Bank evaluates all loans. Loans are either individually or collectively evaluated for impairment. Loans accounted as amortized cost, which are not individually evaluated for impairment, are collectively evaluated for impairment, grouping them considering the similarity of risk. Loans individually evaluated for impairment are not included in balances that are collectively evaluated for impairment.

To measure the impairment loss on loans individually evaluated for impairment, the Bank considers the conditions of the borrower, such as his economic and financial situation, level of indebtedness, ability to generate income, cash flow , management, corporate governance and quality of internal controls, payment history, industry expertise, contingencies and credit limits, as well as characteristics of assets, such as their nature and purpose, type, sufficiency and liquidity level guarantees and total amount of credit, as well as based on historical experience of impairment and other circumstances known at the moment of evaluation.

To measure the impairment loss on loans collectively evaluated for impairment, the Bank segregates financial assets into groups considering the characteristics and similarity of credit risk, in other words, according to segment, the type of assets, guarantees and other factors associated as the historical experience of impairment and other circumstances known at the time of assessment.

In some cases, the observable data required to estimate the amount of an impairment loss on a financial asset may be limited or no longer fully relevant to current circumstances.

In such cases, an entity uses its experienced judgment to estimate the amount of any impairment loss. Similarly, an entity uses its experienced judgment to adjust observable data for a group of financial assets to reflect current circumstances.

The impairment loss is calculated by using statistical models that consider the following factors:

• Exposure at default (EAD) is the amount of risk exposure at the date of default by the counterparty. The timing of default is considered in the PD measurement.

• In accordance with IFRS, the exposure at default used for this calculation is the current exposure, as reported in the balance sheets.

• Probability of default, or “PD”, is the probability of the borrower failing to meet its principal and/or interest payment obligations.

PD is measured using a time horizon of one year; that is, it quantifies the probability of the borrower default in the coming year. A loan will be defaulted if either the principal or interest become past due by ninety days or more or the loan is active but there are doubts about the solvency of the counterparty (subjective doubtful assets).

• Loss is given default, or “LGD”, is the loss arising in the event of default.

LGD calculation is based on the net charge offs on defaulted loans, considering the guarantees/collateral associated with the loans, the income and expenses associated with the recovery process and the timing of default.

• Loss identification period, or "LIP - Loss identification period", is the period of time between the occurrence of a loss event and the identification of evidence of such loss. In other words, it represents the time horizon from the occurrence of the credit loss to the effective confirmation of such loss.

• In addition, prior to loans be written-off (which is only done after the Bank have completed all recovery efforts and after about 360 days late), it is registered fully provision of the loan´s remaining balance so this provision (allowance for loan losses) fully covers the losses. Thus, the Bank that its loan loss allowance methodology has been developed to meet its risk metrics and capture loans that could potentially become impaired.

iii. Debt or equity instruments classified as financial assets measured at fair value through other comprehensive income

The difference between the amortized cost and fair value of debt or equity instruments classified as available for sale are recorded in equity under "Other Comprehensive Income."

When there is objective evidence that the aforementioned differences are due to a prolonged decline in fair value, they are no longer recognized in equity and are reclassified, at the cumulative amount at that date, to the consolidated income statement. Losses from a prolonged decline in fair value relating to an investment in equity instruments are not reversed in subsequent periods.

Repurchase agreements

i) Repurchase agreements

Purchases (sales) of financial instruments under a non-optional resale (repurchase) agreement at a fixed price (repos) are recognized in the consolidated financial statements as financing granted (received), based on the nature of the debtor (creditor), under Loans and advances with Bacen, Loans and advances to credit institutions or Loans and advances to clients (Deposits from Bacen, Deposits from credit institutions or Client deposits).

Differences between the purchase and sale prices are recognized as interest over the duration of the contract.

Accounting for leases

j) Accounting for leases

As of January 1, 2019, the Bank adopted IFRS 16, which replaces IAS 17.

I. Lease Identification

Upon adoption of IFRS 16, the Bank recognizes lease liabilities, following the principles of IFRS 16 - Leases.

The following exemptions from recognition are also being used:

• Accounting for leases with a remaining term of less than 12 months as at 1 January 2019 as short-term leases;

• Accounting for leases where the underlying asset is of low value;

• Until January 1, 2019, leases of fixed assets, in which the Bank, as lessee, held substantially all the risks and rewards of ownership were classified as leases. The balances shown are immaterial.

The Bank leases several properties and equipment. Predominantly, the assets subject to the lease agreements are real estate business related to the branches.

Banco Santander does not have right-of-use assets that meet the definition of investment properties.

II. Lease Term

Lease agreements are individually formalized, analyzed and renegotiated and contain a wide range of different terms and conditions. The Bank assesses the term of the contract, as well as the intention to remain in the properties. Thus, time estimates may vary according to contractual conditions, considering extension options, and also according to legal provisions.

The Bank assumes that the fines for contractual termination charged before the due date do not make up a significant portion.

Lease agreements does not contain restrictive clauses, but leased assets cannot be used as collateral for loans.

III. Initial Measurement

On their initial recording, leases are recognized as a right-of-use asset and a corresponding liability on the date the leased asset becomes available for use by the Group.

The right of use to be recorded is measured at cost as a contra entry to the lease liability that represents the present value of lease payments that are not made to date. Lease payments are discounted using the lessee's incremental borrowing rate. There is no onerous contract that required an adjustment to the rights of use to be recorded as assets on the date of first-time adoption.

Rights of use are measured at amortized cost in accordance with the following:

• The initial measurement value of the lease liability;

• Any lease payments made before or on the commencement date less any incentive received;

• Any directly attributable upfront cost; and

• Restoration costs, if the requirements of IAS 37 are met for recording Provisions, Contingent Liabilities and Contingent Assets.

Grupo Santander uses as an incremental rate the interest rate it would have to pay when borrowing the funds necessary to obtain the asset with a value similar to the asset subject to the lease, for a term, guarantee and similar economic scenarios, represented in Santander Brasil, by the curve cost of funding (funding) of a free asset, applied individually to each contract in accordance with the estimates projected as the lease term.

Lease liabilities include the net present value of the following lease payments:

• Reduced fixed payments of any incentive;

• Variable payments that are based on a rate or index;

• Amounts expected to be paid by the lessee based on the residual value of guarantees;

• The exercise price of a call option, if the lessee has reasonable certainty about exercising the option; and

• Payment of penalties for terminating the lease if the term of the transaction reflects the exercise of the option by the lessee.

Lease liabilities are mainly adjusted for inflation (IGP-M), whose estimated projections on the base date of December 31, 2021 are presented below:

IGP-M Projection (annual)
Until 3 months	17.8%
From 3 to 12 months	6.6%
From 1 to 3 years	3.5%
From 3 to 5 years	3.5%
More than 5 years	3.5%

IV. Subsequent Measurement

After the initial measurement, the values of the assets recorded as right of use are being updated using the cost method, thus any accumulated depreciation is deducted monthly, in accordance with the criteria of IAS 16 / CPC 27 - Fixed Assets on asset depreciation right of use and corrected any remeasurement of the lease liability, where applicable.

The lease liability initially recorded is updated monthly by increasing the amount of the liability for the interest portion of each lease agreement and reducing the amount of monthly lease payments and corrected for any lease remeasurement, when applicable.

The lease liability is remeasured, in the event of changes in the lease term or contract value, the amount resulting from the new determination of the lease liability is recorded as a contra entry to the corresponding right-of-use asset.

The effects of the adoption of IFRS 16 have an impact exclusively on the operating segment – Commercial Banking.

Description of accounting policy for non-current assets or disposal groups classified as held for sale [text block]

k) Assets held for sale

“Assets held for sale” includes the carrying amount of individual items or disposal groups or items forming part of a business unit earmarked for disposal (“Discontinued operations”), whose sale in their present condition is highly probable and is expected to occur within one year, the property or other assets received by the consolidated entities as total or partial settlement of their debtors' payment obligations to them are deemed to be assets held for sale through the completion of actions which normally occurs up to one year.

Assets held for sale are measured at the lower of fair value less costs to sell and their carrying amount at the date of classification in this category. These assets held for sale are not depreciated.

Impairment losses on an asset or disposal group arising from a reduction in its carrying amount to its fair value (less costs to sell) are recognized in the heading “Gains (losses) on disposal and expenses of assets held for sale not classified as discontinued operations” in the consolidated income statement. The gains on asset held for sale resulting from subsequent increases in fair value (less costs to sell) increase its carrying amount and are recognized in the consolidated income statement up to an amount equal to the impairment losses previously recognized.

Residual maturity periods and average interest rates

l) Residual maturity periods and average interest rates

The analysis of the maturities of the balances of certain items in the consolidated financial statements at December 31, 2021, 2020 and 2019 is provided in note 43-d.

Tangible assets

m) Tangible assets

“Tangible assets” includes the amount of buildings, land, furniture, vehicles, computer hardware, right-of-use of assets and other fixtures owned by the Bank, including tangible assets received by the Bank in full or partial satisfaction of financial assets representing receivables from third parties which are intended to be held for continuing use and tangible assets acquired under finance leases are presented at acquisition cost, less the related accumulated depreciation and any impairment losses (net carrying amount higher than recoverable amount).

Depreciation is calculated, using the straight-line method, on the basis of the acquisition cost of the assets less their residual value. The land on which the buildings and other structures are located has an indefinite life and, therefore, it is not depreciated.

The Depreciation expense on tangible assets is recognized in the consolidated statement of income and is basically calculated using the following depreciation rates (based on the average years of estimated useful lives of the different assets):

Annual Rate

Buildings for own use	4%
Furniture	10%
Fixtures	10%
Office and IT equipment	20%
Leasehold improvements	10% or up to contractual maturity

The Bank assesses at end of each reporting period, if there is indication that the items of tangible assets carrying amount may be impaired, that is if there is an asset with its carrying amount bigger than its recoverable amount, either for use or sale.

Once an impairment loss of tangible assets is identified, it is adjusted to reach its recoverable amount by recognizing an impairment loss recorded in the heading "Impairment loss on other assets (Net)". Additionally, the value of depreciation of that asset is recalculated in order to adjust the value of the life of the asset.

In case of evidence or indication of a recovery of a tangible asset value, the Bank recognizes the reversal of the impairment loss amount recorded in prior years and should adjust the future depreciation expenses according to the lifetime value of the asset. Under no circumstance, a reversal of impairment loss of an asset will increase its carrying amount higher than the amount that it would have had no impairment loss been recognized in prior years.

Upkeep and maintenance expenses relating to property, plant and equipment for own use are recognized as an expense in the period in which they are incurred.

Intangible assets

n) Intangible assets

Intangible assets are identifiable non-monetary assets (separable from other assets) without physical substance which arise as a result of a legal transaction or software development. Only assets whose cost can be estimated reliably and from which the consolidated entities consider it probable that future economic benefits will be generated are recognized.

Intangible assets are recognized initially at acquisition or production cost and are subsequently measured deducting any accumulated amortization and any accumulated impairment losses.

i. Goodwill

In the acquisition and/or merger of investment in subsidiary, any difference between the investment cost and the investor's share in net fair value of assets, liabilities and contingent liabilities of the investee (subsidiary or affiliate) is accounted for in accordance with IFRS 3 "Business Combination ".

Goodwill is only recognized when it has been acquired for consideration and represents, therefore, a payment made by the acquirer in anticipation of future economic benefits from assets of the acquired entity that are not capable of being individually identified and separately recognized.

At the end of each annual reporting period or whenever there is any indication of impairment goodwill is reviewed for impairment (i.e. a reduction in its recoverable amount to below its carrying amount) and, if there is any impairment, the goodwill is written down with a charge to Impairment on non financial assets (net) - Intangible assets in the consolidated income statement.

The net fair value adjustments of assets, liabilities and contingent liabilities of the investee in relation to their carrying amount are allocated to individual identifiable assets acquired and liabilities assumed that comprise them based on their respective fair values at the date of purchase.

In the case of a business combination made in stages, prior interest in the acquired is measured again at fair value at the acquisition date when control of the acquired is obtained.

ii. Other intangible assets

Other intangible assets are non-monetary assets without physical substance. Generally arising from software development and acquisition of rights that can generate benefits for the Bank. They can have characteristics of definite or indefinite period.

Other intangible assets can have an indefinite useful life -when, based on an analysis of all the relevant factors, it is concluded that there is no foreseeable limit to the period over which the asset is expected to generate net cash inflows for the consolidated entities- or a finite useful life, in all other cases.

Intangible assets with indefinite useful lives are not amortized, but rather at the end of each reporting period or whenever there is any indication of impairment the consolidated entities review the remaining useful lives of the assets in order to determine whether they continue to be indefinite and, if this is not the case, to take the appropriate steps.

Intangible assets with finite useful lives are amortized over those useful lives using methods similar to those used to depreciate tangible assets. The amortization expense is recognized under "Depreciation and amortization" in the consolidated income statement.

The Bank assesses at the end of each period, if there is any indication that the items of intangible assets may present an impairment loss, i.e. an asset that presents the carrying amount higher than the net realizable value. After identifying any reduction in impairment loss, it is adjusted to reach its fair value.

Measurement of the recoverable amount of other intangible assets - software is made based on the value in use, as well as the analysis of the discontinuity of the asset in relation to the activities of the Bank.

Expenditures for acquisition and development of software are amortized over a maximum period of 5 years.

Other assets

o) Other assets

Other Assets include the balances of all prepayments and accrued income (excluding accrued interest), acquired client list, the net amount of the difference between pension plan obligations and the fair value of the plan assets with a balance on the entity’s behalf, when this net amount shall be disclosed in the consolidated financial statements, and the amount of any other assets not included in other items.

The Bank uses the value in use of client relationship as a basis for measuring the impairment since it is not reasonably possible to determine the net value of sales, because there is no basis for making a reliable estimate of the value to be obtained by selling the asset in a transaction at cumulative basis, between knowledgeable, willing parties. The value in use of client lists acquired related to the purchase of the "payroll" will be determined individually. An analysis that aims to demonstrate the expectation of generating future economic benefit and the present value of expected cash flows is prepared by the business areas. Quarterly, these analyses are reviewed based on the actual cash flows of each business (value in use), which are compared with the carrying amount, checking whether there is a need to record a loss on non-recoverability.

Liabilities for insurance contracts

p) Liabilities for insurance contracts

The liabilities for insurance contracts are comprised substantially by actuarial provisions for current and future benefits (PMBaC and PMBC). Insurance contracts are contracts under which the Bank accepts a significant risk, other than a financial risk, from a policyholder by agreeing to compensate the beneficiary on the occurrence of an uncertain future event by which the policyholder will be adversely affected.

Insurance liabilities are recognized when the contract is entered into and the premiums are charged. Contracts that have been classified as insurance are not reclassified subsequently. The liability is derecognized when the contract expires or is cancelled.

All valuation methods used by the subsidiaries are based on the general principle that the carrying amount of the net liability must be sufficient to meet any reasonably foreseeable obligation resulting from the insurance contracts. Investment assumptions are either determined by the local regulator and based on management’s future expectations. In the later case, the anticipated future investment yield is set by management, considering the available market information and economic indicators. A significant assumption related to estimated gross profits on variable annuities, is the annual long-term growth rate of the underlying assets.

At each financial statement date an assessment is made in order to verify whether the actuarial provisions are adequate.

In the years ended December 31, 2021, 2020 and 2019, as determined by IFRS 4 - Contracts classification and subsequent amendments, the adequacy of the technical provisions constituted were evaluated through Liability Adequacy Test (LAP).

At December 31, 2021, the LAT indicated the need for the additional constitution of technical provisions amounted to R$209,277 (12/31/2020 - R$285,554 and 12/31/2019 - R$357,539) for Indemnity Funds for Benefit (FGB) plans.

Provisions for legal and administrative proceedings, commitments and other provisions

q) Provisions for legal and administrative proceedings, commitments and other provisions

Banco Santander and its subsidiaries are involved in lawsuits and administrative proceedings related to tax, labor and civil, in the normal course of their activities.

The provisions include legal obligations, lawsuits and administrative proceedings related to tax and social security obligations, whose object is to challenge their legality or constitutionality, regardless of the assessment that the probability of success, the amounts are fully recognized in the financial statements.

Provisions are reviewed at each financial statement date and adjusted to reflect the current best estimate and may be fully or partially reversed or reduced when the outflows of resources and obligations relevant to the process are no longer probable, including decay of legal deadlines, among others.

Provisions for the lawsuits and administrative proceedings are recorded when their risk of loss is considered probable and the amounts can be reliably measured, based on the nature, complexity and history of lawsuits, the legal opinion of the internal and external advisors, based on the best available information. For those lawsuits for which the risk of loss is possible, are not recorded and the information is disclosed in the financial statements and for the lawsuits for which the risk of loss is remote, no disclosure is required.

Contingent assets are not recognized, except when there are guarantees or favorable lawsuits decisions, about which features no longer fit, characterizing the gain as practically certain. Assets with probable success, if any, are only disclosed in the financial statements.

On the favorable decisions to Santander, the counterparty has the right, in the event of specific legal requirements, to file a rescission lawsuit within a period determined by current legislation. Rescission lawsuits are considered as new events and will be evaluated for contingent liability purposes if and when they are filed.

Other liabilities

r) Other liabilities

“Other liabilities” includes the balance of all accrued expenses and deferred income, excluding accrued interest, and the amount of any other liabilities not included in other categories.

Share-based compensation

s) Share-based compensation

The Bank has long-term compensation plans with vesting conditions. The main vesting conditions are: (1) service conditions, since it is necessary that the participant continues to be employed by the Bank during the term of the Plan for his rights to vest; (2) performance conditions, since the number of Units that ultimately vest will be determined according to the result of certain performance parameter of the Bank, such as: total Shareholder Return (TSR) and may be reduced in case of failure to achieve the goals of reducing the Return on Risk Adjusted Capital (RORAC), comparison between actual and budget in each year, as determined by the Board of Directors and (3) market conditions, since some parameters are linked to the market price of the Bank´s shares. The Bank measures the fair value of the services rendered by reference to the fair value of the equity instruments granted at the grant date, considering the market conditions for each plan when estimating the fair value.

Settlement in shares

The Bank measures the fair value of the services received by reference to the fair value of the equity instruments granted at the grant date, considering the market conditions for each grant when estimating the fair value. In order to recognize the personnel expenses against equity reserves throughout the vesting period, as the services are received, the Bank considers the treatment of service conditions and recognize the amount for the services received during the vesting period based on the best available estimate of the number of equity instruments expected to vest. Semi-annually, the Bank reviews the estimate of the number of equity instruments expected to vest.

Settlement in cash

For cash-settled share-based compensation (in the form of share appreciation rights), the Bank measures the fair value of services rendered and the corresponding liability incurred, based on the fair value of the share appreciation rights at the grant date and until the liability is settled. The Banks remeasures the fair value of the liability at the end of each reporting period and at the date of settlement, with any changes in fair value recognized in profit or loss for the period. In order to recognize the personnel expenses against a provision in “other liabilities” throughout the vesting period, reflecting the period as the services are received, the Bank bases the total liability on the best estimate of the number of share appreciation rights that will vest at the end of the vesting period and recognizes the amount for the services received during the vesting period based on such best available estimate. Periodically, the Bank reviews such estimate of the number of share appreciation rights that will vest at the end of vesting period.

Recognition of income and expenses

t) Recognition of income and expenses

The most significant criteria used by the Bank to recognize its income and expenses are summarized as follows:

i. Interest income, interest expenses and similar items

Interest income, interest expenses and similar items are generally recognized on an accrual basis using the effective interest method.

ii. Commissions, fees and similar items

Fees and commission income and expenses are recognized in the income statement using criteria that vary according to their nature (note 34). The main criteria are as follows:

• Fee and commission income and expenses relating to financial assets and financial liabilities measured at fair value through profit or loss are recognized when paid;

• Those arising from transactions or services that are performed over a period of time are recognized over the life of these transactions or services; and

• Those relating to services provided in a single act are recognized when the single act has been performed.

iii. Non-financial income and expenses

These are recognized for accounting purposes on an accrual basis.

iv. Deferred collections and payments

These are recognized for accounting purposes at the amount resulting from discounting the expected cash flows at market rates.

v. Loan arrangement fees

Loan arrangement fees, mainly loan origination and application fees, are accrued and recognized in the income statement over the term of the loan. In the case of loan origination fees, the portion relating to the associated direct costs incurred in the loan arrangement is recognized immediately in the consolidated income statement.

Guarantees

u) Guarantees

v.1) Financial guarantees

“Financial guarantees” are defined as contracts whereby an entity undertakes to make specific payments for a third party if the latter does not do so, irrespective of the various legal forms they may have, such as guarantees, irrevocable documentary credits issued or confirmed by the entity, among others.

The Bank initially recognizes the commission of the financial guarantees as liability in the consolidated financial statements at fair value, which is generally the present value of the fees, commissions and similar interest receivable from these contracts over their term.

Financial guarantees, regardless of the guarantor, type of instrument or other circumstances, are reviewed periodically so as to determine the credit risk to which they are exposed and, if appropriate, to consider whether a provision is required. The credit risk is determined by application of criteria similar to those established for quantifying impairment losses on debt instruments measured at amortized cost.

The provisions made for these transactions are recognized in the heading “Provisions - Provisions for contingent liabilities, commitments and other provisions” in the consolidated financial statements (note 22).

If a specific provision is required for financial guarantees, the related unearned commissions are recognized in the heading “Financial liabilities at amortized cost – Other financial liabilities” in the consolidated financial statements are reclassified to the appropriate provision.

v.2) Guarantees and Credit Risk Mitigation Policy

Banco Santander controls the credit risk using the collateral in its operations. Each business unit is responsible for credit risk management and formalizes the use of collateral in its lending policies.

Banco Santander uses guarantees in order to increase its ability to recover operations subject to credit risk. The guarantees can be fiduciary, real, legal structures with power mitigation and compensation agreements. Annually the bank reviews its guarantees policies to capture changes in the market, in the characteristics of the assets given as guarantees and the conditions of the assets, these are examples of technical parameters reviewed.

Credit limits are continually monitored and changed in client behavior function. Thus, the potential loss values represent a fraction of the amount available.

Assets under management and investment and pension funds managed by the Bank

v) Assets under management and investment and pension funds managed by the Bank

Assets owned by third parties and managed by the consolidated entities are not presented in the consolidated financial statements. Management fees are included in “Fee and commission income” in the consolidated income statement. Note 43-b contains information on the third-party assets managed by the Bank.

The investment funds and pension funds managed by the consolidated entities are not recorded in the consolidated financial statements since the related assets are owned by third parties. The fees and commissions earned in the year for the services rendered by the Bank entities to these funds (asset management and custody services) are recognized in the heading “Fee and commission income” in the consolidated income statement.

Post-employment benefits

w) Post-employment benefits

Post-employment benefit plans include the commitments of the Bank: (i) addition to the benefits of public pension plan; and (ii) healthcare in case of retirement, permanent disability or death for those employees, and their direct beneficiaries.

Defined contribution plans

Defined contribution plans are the post-employment benefit plan which the Bank, and its subsidiaries, as the sponsoring entity pays fixed contributions into a pension fund, not having a legal or constructive obligation to pay further contributions if the fund does not hold sufficient assets to pay all benefits relating to services provided in the current and in previous periods.

The contributions made are recognized in the heading "Interest Expense and Similar Charges" in the income statement.

Defined benefit plans

Defined benefit plan is the post-employment benefit plan which is not a defined contribution plan and is shown in Note 21. For this type of plan, the sponsoring entity's obligation is to provide the benefits agreed with the former employees, assuming the potential actuarial risk that benefits will cost more than expected.

For defined benefit plan, the amendment of IAS 19 established fundamental changes in the accounting for and disclosure of employee post-employment benefits such as removing the corridor approach in the accounting for the obligation of the plans, as well as changes in the criteria for recognition of conventional interest of plan assets (valuation based on the discount rate actuarial liability).

In addition, there is full recognition in liabilities heading of actuarial losses (actuarial deficit) not recognized previously when they occur, which its counterparty is a heading in the stockholders’ equity (Other Comprehensive Income).

Main Definitions

- The present value of the defined benefit obligation is the present value without any deduction from the plan assets, of expected future payments required to settle the obligation resulting from employee service in the current and past periods.

- Deficit or surplus is: (a) the present value of the defined benefit obligation, less (b) the fair value of plan assets.

- The sponsoring entity may recognize the plan assets in the financial statements when they meet the following characteristics: (i) the fund assets are sufficient to meet all employee benefit plan or the sponsor obligations; or (ii) the assets are returned to the sponsoring entity in order to reimburse it for employee benefits already paid.

- Actuarial gains and losses correspond to changes in the present value of defined benefit obligation resulting from: (a) adjustments by experience (the effects of differences between the actuarial assumptions adopted and what has actually occurred); and (b) effects of changes in actuarial assumptions.

- Current service cost is the increase in the present value of the defined benefit obligation resulting from employee service provided in the current period.

- The past service cost is the change in present value of defined benefit obligation for employee service provided in prior periods resulting from a change in the plan or reductions in the number of employees covered.

Post-employment benefits are recognized in income in the headings "Interest expense and similar Charges" and "Provisions (net)".

The defined benefit plans are recorded based on an actuarial study, conducted annually by an external consulting firm, at the end of each year to be effective for the subsequent period.

Other long-term employee benefits

x) Other long-term employee benefits

“Other long-term employee benefits”, defined as obligations to early retirees considered as those who have ceased to render services at the entity but who, without being legally retired, continue to have economic rights relating to the entity until they acquire the legal status of retiree, long-service bonuses, obligations for death of spouse or disability before retirement that depend on the employee's length of service at the entity and other similar items, are treated for accounting purposes, where applicable, as established above for defined benefit post-employment plans, except that all past service costs and actuarial gains and losses are recognized immediately (note 21).

Termination benefits

y) Termination benefits

Termination benefits are recognized when there is a detailed formal plan identifying the basic changes to be made, provided that implementation of the plan has begun, its main features have been publicly announced or objective facts concerning its implementation have been disclosed.

Income taxes (IRPJ), Social Contribution (CSLL), Social Integration Program (PIS) and Tax for Social Security Financing (COFINS)

z) Income taxes (IRPJ), Social Contribution (CSLL), Social Integration Program (PIS) and Tax for Social Security Financing (COFINS)

The income tax expense is obtained by adding the Income Tax, Social Contribution, PIS and COFINS. Current Income Tax and Social Contribution arise from the application of the respective rates on taxable income, and the PIS and COFINS rates applied on the respective calculation base provided for in the specific legislation, also added to the changes in deferred tax assets and liabilities recognized in the consolidated income statement. The CSLL rate, for banks of any kind, was raised from 15% to 20%, effective as of March 1, 2020, pursuant to article 32 of Constitutional Amendment 103, published on November 13, 2019.

The IRPJ charge is calculated at the rate of 15%, plus a surcharge of 10%, applied on profit, after making the adjustments determined by tax legislation. The CSLL is calculated at the rate of 15% for financial institutions and legal entities of private insurance and capitalization and 9% for other companies, levied on profit, after considering the adjustments determined by tax legislation.

The CSLL rate for banks of any kind, financial institutions, private insurance companies and capitalization companies (financial sector companies) was increased by 5% for the base period between July 1, 2021 and 31 December 2021, pursuant to Law 14,183/2021 (result of the conversion into the Provisional Measure Law (MP) 1,034/2021).

The expense for corporate income tax is recognized in the consolidated income statement, except when it results from a transaction recognized directly in equity, in which case the tax effect is also recognized in equity.

The current income tax expense is calculated as the sum of the current tax resulting from application of the appropriate tax rate to the taxable profit for the year (net of any deductions allowable for tax purposes), and of the changes in deferred tax assets and liabilities recognized in the consolidated income statement.

Tax assets classified as "Current" are amounts of tax to be recovered within the next twelve months.

Tax liabilities includes the amount of all tax liabilities (except provisions for taxes), which are broken down into “current” amount payable in respect of the income tax on the taxable profit for the year and other taxes in the next twelve months.

Deferred tax assets and liabilities include temporary differences, which are identified as the amounts expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities and their related tax bases, and tax loss and tax credit carry forwards. These amounts are measured at the tax rates that are expected to apply in the period when the asset is realized or the liability is settled.

Deferred tax assets are only recognized as temporary differences to the extent that it is considered probable that the consolidated entities will have sufficient future taxable profits against which the deferred tax assets can be utilized, and the deferred tax assets do not arise from the initial recognition (except in a business combination) of other assets and liabilities in a transaction that affects neither taxable profit or accounting profit. Other deferred tax assets (tax loss and tax credit carry forwards) are only recognized if it is considered probable that the consolidated entities will have sufficient future taxable profits against which they can be utilized.

Due to the change in social contribution tax rate, the group companies made the remeasurement of tax credit assets and deferred liabilities at the rates applicable to the period in which estimates the realization of assets and settlement of liabilities.

Income and expenses recognized directly in stockholders equity are accounted as temporary differences.

The deferred tax assets and liabilities recognized are reassessed at each financial statement date in order to ascertain whether they still exist, and the appropriate adjustments are made on the basis of the findings of the analyses performed.

Under the current regulation, the expected realization of tax credits is based on the Bank's projections of future results and on technical analysis of the realization of the temporary differences, as shown in note 23.

• IFRIC 23 - Published in June 2017 by the IASB, IFRIC 23 - Uncertainty about the Treatment of Income Tax on Income is mandatory from January 1, 2019 and aims to clarify procedures for the application of recognition and measurement requirements established in IAS 12 Income Taxes when there is uncertainty as to the treatment to be adopted for Income Taxes. Said standard did not generate significant impacts on these Financial Statements.

aa) Consolidated cash flow statements

The following terms are used in the consolidated cash flow statements with the following meanings:

• Cash flows: inflows and outflows of cash and cash equivalents, which are short-term, highly liquid investments that are subject to an insignificant risk of changes in value and original maturity of three months or less.

• Operating activities: the primary revenue-generating activities of credit institutions and other activities that are not investing or financing activities.

• Investing activities: the acquisition and disposal of long-term assets and other investments not included in cash and cash equivalents.

• Financing activities: activities that result in changes in the size and composition of the equity and liabilities that are not operating activities.

In preparing the consolidated cash flows statement, the high liquidity investments with insignificant risk of changes in their values were classified as "Cash and cash equivalents". The Bank classifies as cash and cash equivalents balances recorded in the headings "Cash" and "Loans and amounts due from credit institutions" in the consolidated financial statements, except restricted resources and long-term transactions.

The interest paid and received correspond to operating activities of Banco Santander.